FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	43-1128385
Plan number	003
Notes receivable from participants	$ 24,806,507
TOTAL	$ 1,559,307,776
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Mutual fund, pooled separate account and collective trust total
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,258,429,321
Jack Henry / Empower Annuity Insurance Company of America
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,471,179
Common stock - Jack Henry & Associates, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	119,600,769
Investment, Identifier [Axis]: Blackrock Inflation Protect Bond Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,775,445
Investment, Identifier [Axis]: Calvert Balanced Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,550,082
Investment, Identifier [Axis]: Capital Group EuroPacific Growth SA | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	140,811,880
Investment, Identifier [Axis]: Empower Institutional Cohen & Steers Realty Income Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,413,833
Investment, Identifier [Axis]: Empower Institutional Core Plus Bond/PGIM Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,875,748
Investment, Identifier [Axis]: Empower Institutional Day One IFX Targeted Balance Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,980,838
Investment, Identifier [Axis]: Empower Institutional IFX Select Long-term Balanced Fund (I) | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,919
Investment, Identifier [Axis]: Empower Institutional IFX Select Long-term Conservative Fund (I) | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	625,998
Investment, Identifier [Axis]: Empower Institutional IFX Select Long-term Growth Fund (I) | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	326,687
Investment, Identifier [Axis]: Empower Institutional Integrity Small Cap Value Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,929,239
Investment, Identifier [Axis]: Empower Institutional Loomis Sayles Small Cap Growth Fund | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,715,925
Investment, Identifier [Axis]: Empower Institutional Robeco Boston Mid Cap Value Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,456,768
Investment, Identifier [Axis]: Empower Mid Cap Growth / Artisan Partners Fund | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,937,777
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,856,217
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	59,606,454
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,730,413
Investment, Identifier [Axis]: Fidelity Total International Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	104,595,071
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,844,522
Investment, Identifier [Axis]: JP Morgan Government Bond Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,389,333
Investment, Identifier [Axis]: JP Morgan Investment Management / Large Cap Growth | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,199,013
Investment, Identifier [Axis]: JP Morgan US Sustainable Leaders Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,355,429
Investment, Identifier [Axis]: Putnam Large Cap Val Trust I | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132,274,730